Financial Instruments - Summary of Loss Allowance Provision (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 2.2	$ 1.5
Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	1,308.3	1,356.9
Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 2.8	$ 1.9
Current [member]
Disclosure of provision matrix [line items]
Expected loss rate	0.10%	0.07%
Current [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 914.7	$ 936.5
Current [member] | Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.1	$ 0.7
Later than one month and not later than two months [member]
Disclosure of provision matrix [line items]
Expected loss rate	0.13%	0.10%
Later than one month and not later than two months [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 221.1	$ 228.7
Later than one month and not later than two months [member] | Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2	$ 0.2
Later than two months and not later than three months [member]
Disclosure of provision matrix [line items]
Expected loss rate	0.30%	0.22%
Later than two months and not later than three months [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 63.5	$ 63.8
Later than two months and not later than three months [member] | Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2	$ 0.1
Later than three months and not later than four months [member]
Disclosure of provision matrix [line items]
Expected loss rate	0.59%	0.43%
Later than three months and not later than four months [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 27.8	$ 43.2
Later than three months and not later than four months [member] | Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.3	$ 0.2
Later than four months [member]
Disclosure of provision matrix [line items]
Expected loss rate	1.05%	0.75%
Later than four months [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 81.2	$ 84.7
Later than four months [member] | Accumulated impairment [member]
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.0	$ 0.7